GOODWILL - Changes in Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in goodwill
Goodwill at beginning of period	R$ 9,112,390	R$ 7,891,142	R$ 9,470,016
Foreign exchange effect	356,921	1,221,248	72,531
Impairment	0	0	(849,438)
Transfer to assets held for sale			(801,967)
Goodwill at end of period	9,469,311	9,112,390	7,891,142
Gross
Changes in goodwill
Goodwill at beginning of period	16,783,958	14,500,381	15,059,838
Foreign exchange effect	661,247	2,283,577	242,510
Transfer to assets held for sale			(801,967)
Goodwill at end of period	17,445,205	16,783,958	14,500,381
Accumulated impairment losses
Changes in goodwill
Goodwill at beginning of period	(7,671,568)	(6,609,239)	(5,589,822)
Foreign exchange effect	(304,326)	(1,062,329)	(169,979)
Impairment			(849,438)
Goodwill at end of period	R$ (7,975,894)	R$ (7,671,568)	R$ (6,609,239)